SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1999. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Government Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal. 1

At the end of the reporting period, the fund's net assets totaled approximately $610 million, with more than 67% of its assets invested in securities issued by various U.S. government agencies including the Federal Farm Credit System, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Student Loan Marketing Association. Additionally, 37% of the fund's assets were invested in repurchase agreements backed by government and/or agency securities, because repurchase agreements offered a yield advantage over many direct government obligations.

Thank you for choosing Government Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of U.S. government money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher

President

January 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Government Cash Series is invested in direct U.S. Treasury and government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and may maintain a small Treasury position for liquidity purposes.

The Federal Reserve Board (the "Fed") tightened monetary policy on three separate occasions over the semi-annual reporting period, bringing the Federal funds target rate level 75 basis points higher to its present level of 5.50%. The three 25 basis point policy adjustments completely removed the degree of liquidity that the Fed had infused into the fixed income markets at the height of the global economic crisis in the fourth quarter of 1998. Vigorous economic growth, spurred onward by robust consumer spending, forced the Fed's hand in spite of generally well-contained inflationary pressures.

Short-term interest rates rose steadily over the reporting period. By the time of the first 25 basis point tightening at the end of June, the front end of the yield curve had fully anticipated the action to be taken by the Fed; this was a pattern that repeated itself for the subsequent moves in mid-August and mid-November. Overall, the yield on the one year agency discount note, which began the reporting period in June at 5.20%, rose to 5.95% by the end of November. After the Fed's mid-November move, the market correctly interpreted that the Fed would be on the sidelines for the remainder of the year in order to avoid additional uncertainty of the century date change at the end of the year.

The fund maintained a 40 to 50-day average maturity target range over the reporting period, moving within that range according to relative value opportunities. The tendency of the market to anticipate the policy changes from the Fed allowed us to continue to maintain our maturity stance in spite of the expectation of rising interest rates. The fund's structure remained barbelled, combining a significant portion in repurchase agreements, short term agency paper and agency floating rate securities, with purchases of securities with 6 to 13 month maturities. We boosted our floating rate allocation from 16% to 23% over the reporting period in order to increase the fund's responsiveness to interest rates. Toward the end of the reporting period, with the Fed temporarily on hold and expectations of lower short-term interest rates-particularly on repurchase agreements-as a result of Y2K, we reduced our overnight repurchase agreement position in favor of short-term agency securities, and, to a lesser extent, longer- dated term repurchase agreements.

Looking forward, with the aftermath of Y2K being relatively minor and fourth quarter Gross Domestic Product growth expected to have exceeded 5.0%, we expect the Fed to resume its tightening trend in the first quarter of 2000.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Government Cash Series, Municipal Cash Series, Prime Cash Series and Treasury Cash Series (the "Funds"), portfolios of Cash Trust Series, Inc. (the "Company"), was held on June 30, 1999. On April 15, 1999, the record date for shareholders voting at the meeting, there were 6,707,649,226 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Directors: 1




                                             WITHHELD
                                             AUTHORITY

                             FOR             TO VOTE
John F. Cunningham           3,398,127,366   55,199,222
Charles F. Mansfield, Jr.    3,397,749,699   55,531,889
John S. Walsh                3,158,305,184   55,607,234


1 The following Directors continued their terms as Directors: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis,
J. Christopher Donahue, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte and Touche LLP as the Funds' independent auditors.




FOR             AGAINST      ABSTENTIONS
3,383,325,530   23,014,450   46,986,608


The meeting was adjourned to September 10, 1999, where all items were approved as follows:

AGENDA ITEM 3

To make changes to the Funds' fundamental investment policies:

(a) To amend the Funds' fundamental investment policies regarding diversification (Government Cash Series and Treasury Cash Series only).

GOVERNMENT CASH SERIES




FOR           AGAINST      ABSTENTIONS
291,983,396   12,529,883   49,367,162


TREASURY CASH SERIES




FOR           AGAINST     ABSTENTIONS
499,890,115   9,509,001   164,628,606


(b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities.




FOR             AGAINST       ABSTENTIONS
2,746,900,274   122,202,243   583,296,862


(c) To amend the Funds' fundamental investment policies regarding investments in real estate (Government Cash Series, Municipal Cash Series and Prime Cash Series only).

GOVERNMENT CASH SERIES




FOR           AGAINST      ABSTENTIONS
290,710,542   13,827,306   49,342,592


MUNICIPAL CASH SERIES




FOR           AGAINST      ABSTENTIONS
225,556,983   12,897,647   34,394,134


PRIME CASH SERIES





FOR             AGAINST   ABSTENTIONS
1,724,125,798             92,073,775


(d) To amend the Funds' fundamental investment policies regarding investments in commodities.




FOR             AGAINST       ABSTENTIONS
2,721,156,403   150,142,468   581,100,505


(e) To amend the Funds' fundamental investment policies regarding underwriting securities.




FOR             AGAINST       ABSTENTIONS
2,751,300,353   119,291,072   581,807,953


(f) To amend the Funds' fundamental investment policies regarding lending by the funds.




FOR             AGAINST       ABSTENTIONS
2,729,753,612   141,234,182   581,411,584


(g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry.




FOR             AGAINST       ABSTENTIONS
2,247,267,965   113,674,026   417,420,664


(h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin.




FOR             AGAINST       ABSTENTIONS
2,710,166,597   162,331,238   579,901,543


(i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets.




FOR             AGAINST       ABSTENTIONS
2,678,032,092   160,004,528   614,362,758


(j) To make non-fundamental the Fund's fundamental investment policies on investing in restricted securities (Treasury Cash Series only).




FOR             AGAINST       ABSTENTIONS
2,689,003,085   151,258,087   612,108,206


AGENDA ITEM 4

To eliminate the Funds' fundamental investment policies on selling securities short.




FOR             AGAINST       ABSTENTIONS
2,689,033,085   151,258,087   612,108,206


AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series of a class without seeking shareholder approval to the extent permitted under Maryland law.




FOR             AGAINST       ABSTENTIONS
2,730,900,116   142,981,330   578,517,932


Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)




PRINCIPAL

AMOUNT                                                   VALUE
                  GOVERNMENT AGENCIES-67.5%
  $   4,000,000 1 Federal Farm Credit System
                  Notes, 5.400%, 7/3/2000         $   3,996,448
     82,000,000 1 Federal Home Loan Bank

                  System Discount Notes,
                  5.370% - 5.615%,
                  1/21/2000 - 3/1/2000               81,207,611
     25,000,000 2 Federal Home Loan Bank
                  System Floating Rate
                  Notes, 5.227% - 5.838%,

                  12/1/1999 - 10/25/2000             25,037,550
     42,050,000   Federal Home Loan Bank

                  System Notes, 4.790% -
                  6.125%, 2/4/2000 -
                  10/27/2000                         41,989,560
     59,468,000 1 Federal Home Loan Mortgage

                  Corp. Discount Notes,
                  5.110% - 5.590%,
                  1/10/2000 - 8/4/2000               58,880,443
     23,500,000 2 Federal Home Loan Mortgage

                  Corp. Floating Rate Notes,
                  5.277% - 5.422%,
                  12/18/1999 - 12/22/1999            23,493,261
     60,000,000 1 Federal National Mortgage
                  Association Discount
                  Notes, 4.610% - 5.632%,

                  1/24/2000 - 6/22/2000              59,251,162
     47,000,000 2 Federal National Mortgage
                  Association Floating Rate
                  Notes, 5.240% - 5.856%,

                  12/15/1999 - 2/10/2000             46,991,836
     15,500,000   Federal National Mortgage
                  Association Notes, 4.820%
                  - 5.180%,

                  1/28/2000 - 5/5/2000               15,484,833
     53,000,000 2 Student Loan Marketing
                  Association Floating Rate
                  Notes, 5.720% - 6.131%,

                  12/15/1999 - 1/4/2000              52,982,311
      2,300,000   Student Loan Marketing
                  Association Notes, 6.045%,
                  11/3/2000                           2,298,747
                  TOTAL GOVERNMENT AGENCIES         411,613,762
                  REPURCHASE AGREEMENTS-
                  37.0% 3
     25,000,000   Bank of America, 5.780%,
                  dated 11/30/1999, due
                  12/1/1999                          25,000,000
      5,000,000   Bear, Stearns and Co.,
                  5.740%, dated 11/30/1999,
                  due 12/1/1999                       5,000,000
      7,900,000   Deutsche Bank Government
                  Securities, Inc., 5.680%,
                  dated 11/30/1999,
                  due 12/1/1999                       7,900,000
     10,000,000 4 Goldman Sachs Group, LP,
                  5.650%, dated 9/20/1999,
                  due 1/19/2000                      10,000,000
     18,000,000 4 Goldman Sachs Group, LP,
                  5.650%, dated 9/22/1999,
                  due 1/21/2000                      18,000,000
PRINCIPAL

AMOUNT                                                   VALUE
                  REPURCHASE AGREEMENTS-
                  continued 3
 $  110,000,000   PaineWebber Group, Inc.,
                  5.740%, dated 11/30/1999,
                  due 12/1/1999                  $  110,000,000
     25,000,000   Paribas Corp., 5.780%,
                  dated 11/30/1999, due
                  12/1/1999                          25,000,000
     25,000,000   Toronto Dominion
                  Securities (USA), Inc.,
                  5.780%, dated 11/30/1999,
                  due 12/1/1999                      25,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                        225,900,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5               $ 637,513,762


1 The issue shows the rate of discount at time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($609,978,239) at November 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999 (UNAUDITED)




ASSETS:
Investments in repurchase
agreements                      $ 225,900,000
Investments in securities         411,613,762
Total investments in
securities, at amortized
cost and value                                    $ 637,513,762
Cash                                                    115,522
Income receivable                                     1,778,777
TOTAL ASSETS                                        639,408,061
LIABILITIES:
Payable for investments

purchased                          27,799,924
Income distribution
payable                             1,426,160
Accrued expenses                      203,738
TOTAL LIABILITIES                                    29,429,822
Net assets for 609,978,239
shares outstanding                                $ 609,978,239
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$609,978,239 / 609,978,239
shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                         $ 16,735,021
EXPENSES:
Investment advisory fee        $ 1,600,389
Administrative personnel
and services fee                   241,339
Custodian fees                      26,859
Transfer and dividend
disbursing agent fees and
expenses                           368,487
Directors'/Trustees' fees            3,781
Auditing fees                        6,590
Legal fees                           2,355
Portfolio accounting fees           52,479
Distribution services fee          320,078
Shareholder services fee           800,195
Share registration costs            19,823
Printing and postage                44,389
Insurance premiums                   1,808
Taxes                               21,437
Miscellaneous                        4,486
TOTAL EXPENSES                   3,514,495
WAIVERS:
Waiver of investment

advisory fee                      (299,805)
Net expenses                                        3,214,690
Net investment income                            $ 13,520,331


See Notes which are an integral part of the Financial Statement

Statement of Changes in Net Assets




                                      SIX MONTHS
                                           ENDED

                                     (unaudited)             YEAR ENDED
                                    NOVEMBER 30,                MAY 31,
                                            1999                   1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     13,520,331       $     25,912,190
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                    (13,520,331)           (25,912,190)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             1,444,093,845          2,533,228,808
Net asset value of shares
issued to shareholders in
payment of
distributions declared                10,920,927             22,385,677
Cost of shares redeemed           (1,494,117,035)        (2,463,717,526)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (39,102,263)            91,896,959
Change in net assets                 (39,102,263)            91,896,959
NET ASSETS:
Beginning of period                  649,080,502            557,183,543
End of period                   $    609,978,239       $    649,080,502


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                             SIX MONTHS
                                            (unaudited)
                                                  ENDED
                                           NOVEMBER 30,
YEAR ENDED MAY 31,
                                                   1999          1999
1998         1997         1996        1995
NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00        $ 1.00       $
1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.02          0.04
0.05         0.04         0.05        0.04
LESS DISTRIBUTIONS:
Distributions from net investment income          (0.02)        (0.04)
(0.05)       (0.04)       (0.05)      (0.04)
NET ASSET VALUE, END OF PERIOD                   $ 1.00        $ 1.00       $
1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 1                                     2.14%         4.30%
4.73%        4.54%        4.85%       4.43%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                           1.00% 2       1.00%
1.00%        0.99%        0.99%       0.99%
Net investment income                              4.22% 2       4.22%
4.62%        4.45%        4.75%       4.35%
Expense waiver/reimbursement 3                     0.09% 2       0.12%
0.09%        0.10%        0.30%       0.08%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)        $609,978      $649,081
$557,184     $530,367     $448,129    $453,096


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected on both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios subject to approval. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 1999, there were 12,500,000,000 ($0.001 per value per share) authorized. Transactions in capital stock were as follows:




                                  SIX MONTHS
                                       ENDED         YEAR ENDED
                                NOVEMBER 30,            MAY 31,
                                        1999               1999
Shares sold                    1,444,093,845      2,533,228,808
Shares issued to
shareholders in payment of
distributions declared            10,920,927         22,385,677
Shares redeemed               (1,494,117,035)    (2,463,717,526)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               (39,102,263)        91,896,959


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% the level of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its
subsidiary FSSC, serves as
transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Government Cash Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOVEMBER 30, 1999

 [Graphic]
 Federated

 Government Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/00)

 [Graphic]







SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month reporting period ended November 30, 1999. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, Municipal Cash Series paid a total of $0.01 in tax-free dividends per share. 1 In addition to tax-free income, shareholders benefited from the fund's daily liquidity and stability of principal.2 By the end of the reporting period, shareholders had invested nearly $415 million in the fund's diversified portfolio of tax-free securities issued by municipalities nationwide.

Thank you for choosing Municipal Cash Series as a convenient way to help your ready cash earn daily, tax-free income through the relative safety of high quality municipal obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
January 15, 2000

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the Fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Investment Management Company

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE REPORTING PERIOD?

The improvements in international economies particularly in Asia, as well as calm foreign markets laid the foundation for the Federal Reserve Board (the "Fed") to focus on the U.S. economy as a better determinate of the inflation picture. During the course of the reporting period, the Fed became increasingly concerned with inflationary pressures from tighter labor markets as well as rising equity wealth. For the most part, inflationary forces remained tame this year with increases in some commodity prices, namely, oil. Nevertheless, the Fed, citing tighter labor markets, shrinking gains in productivity, and growth in demand, began a series of three rate increases. The first came in late June and the second in August both 25 basis point moves. At its November meeting and for the third time during 1999, the Fed voted to raise the federal funds target rate by a quarter point.

In addition to economic fundamentals, short-term municipal securities were influenced by technical factors over this reporting period, notably July coupon payments and corporate tax payments. Variable rate demand notes ("VRDNs"), which comprise more than 60% of the fund's assets, started the reporting period in the 3.00% range, but moved sharply higher in mid June to the 3.60% level as supply and demand imbalances occurred due to corporate tax payments. Yields then declined in July, as coupon payments looked to reinvest. The same technical pattern repeated in September. Yields began September in the 3.10% range and moved 60 basis points higher by mid September to the 3.70% level due to the mid September tax payments. Over the reporting period, VRDN yields averaged roughly 72% of taxable rates. This was attractive by recent historical values in large part due to the strong technical periods of June and September.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the period was approximately 50 days. The fund remained in a 40 to 50-day average maturity range over the reporting period, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, concerned by persistent above-trend growth in an environment where labor markets are tight and productivity gains are narrowing, will likely tighten monetary policy in the first quarter of 2000. In the near term, the short-term municipal market will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Government Cash Series, Municipal Cash Series, Prime Cash Series and Treasury Cash Series (the "Funds"), portfolios of Cash Trust Series, Inc. (the "Company"), was held on June 30, 1999. On April 15, 1999, the record date for shareholders voting at the meeting, there were 6,707,649,226 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Directors: 1

                                             WITHHELD
                                             AUTHORITY

                             FOR             TO VOTE
John F. Cunningham           3,398,127,366   55,199,222
Charles F. Mansfield, Jr.    3,397,749,699   55,531,889
John S. Walsh                3,158,305,184   55,607,234

1 The following Directors continued their terms as Directors: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis,
J. Christopher Donahue, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte and Touche LLP as the Funds' independent auditors.

FOR             AGAINST      ABSTENTIONS
3,383,325,530   23,014,450   46,986,608

The meeting was adjourned to September 10, 1999, where all items were approved as follows:

AGENDA ITEM 3

To make changes to the Funds' fundamental investment policies:

(a) To amend the Funds' fundamental investment policies regarding diversification (Government Cash Series and Treasury Cash Series only).

GOVERNMENT CASH SERIES

FOR           AGAINST      ABSTENTIONS
291,983,396   12,529,883   49,367,162

TREASURY CASH SERIES

FOR           AGAINST     ABSTENTIONS
499,890,115   9,509,001   164,628,606

(b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities.

FOR             AGAINST       ABSTENTIONS
2,746,900,274   122,202,243   583,296,862

(c) To amend the Funds' fundamental investment policies regarding investments in real estate (Government Cash Series, Municipal Cash Series and Prime Cash Series only).

GOVERNMENT CASH SERIES

FOR           AGAINST      ABSTENTIONS
290,710,542   13,827,306   49,342,592

MUNICIPAL CASH SERIES

FOR           AGAINST      ABSTENTIONS
225,556,983   12,897,647   34,394,134

PRIME CASH SERIES

FOR             AGAINST   ABSTENTIONS
1,724,125,798             92,073,775

(d) To amend the Funds' fundamental investment policies regarding investments in commodities.

FOR             AGAINST       ABSTENTIONS
2,721,156,403   150,142,468   581,100,505

(e) To amend the Funds' fundamental investment policies regarding underwriting securities.

FOR             AGAINST       ABSTENTIONS
2,751,300,353   119,291,072   581,807,953

(f) To amend the Funds' fundamental investment policies regarding lending by the funds.

FOR             AGAINST       ABSTENTIONS
2,729,753,612   141,234,182   581,411,584

(g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry.

FOR             AGAINST       ABSTENTIONS
2,247,267,965   113,674,026   417,420,664

(h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin.

FOR             AGAINST       ABSTENTIONS
2,710,166,597   162,331,238   579,901,543

(i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets.

FOR             AGAINST       ABSTENTIONS
2,678,032,092   160,004,528   614,362,758

(j) To make non-fundamental the Fund's fundamental investment policies on investing in restricted securities (Treasury Cash Series only).

FOR             AGAINST       ABSTENTIONS
2,689,003,085   151,258,087   612,108,206

AGENDA ITEM 4

To eliminate the Funds' fundamental investment policies on selling securities short.

FOR             AGAINST       ABSTENTIONS
2,689,033,085   151,258,087   612,108,206

AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series of a class without seeking shareholder approval to the extent permitted under Maryland law.

FOR             AGAINST       ABSTENTIONS
2,730,900,116   142,981,330   578,517,932

Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 99.6% 1
                 ALABAMA--0.6%

  $  1,865,000   Alabama State IDA, Revenue
                 Bonds Weekly VRDNs
                 (Southern Bag
                 Corporation, Ltd.)/(SouthT
                 rust Bank of Alabama,
                 Birmingham LOC)                  $   1,865,000
       220,000   Hoover, AL IDB Weekly VRDNs
                 (Bud's Best Cookies,
                 Inc.)/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                        220,000
       395,000   Muscle Shoals, AL, IDB
                 Weekly VRDNs (Whitesell
                 Manufacturing)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                        395,000
                 TOTAL                                2,480,000
                 ARIZONA--3.9%
       750,000   Apache County, AZ IDA,
                 (Series 1983A) Weekly
                 VRDNs (Tucson Electric
                 Power Co.)/(Toronto-

                 Dominion Bank LOC)                     750,000
       500,000   Coconino County, AZ
                 Pollution Control Corp.,
                 (Series 1998) Daily VRDNs
                 (Arizona Public Service

                 Co.)/(KBC Bank NV LOC)                 500,000
       150,000   Eloy, AZ IDA, (Series 1996)
                 Weekly VRDNs (The Marley
                 Cooling Tower
                 Co.)/(First Union National

                 Bank, Charlotte, NC LOC)               150,000
       500,000   Glendale, AZ IDA, Variable
                 Rate Senior Living
                 Facilities Revenue Bonds
                 Weekly VRDNs (Friendship
                 Retirement Corp.)/(Norwest

                 Bank Minnesota, N.A. LOC)              500,000
       500,000   Maricopa County, AZ
                 Pollution Control Corp.,
                 (Series 1994F) Daily VRDNs
                 (Arizona Public Service
                 Co.)/(Bank of America,
                 N.A. LOC)                              500,000
     1,210,000   Maricopa County, AZ, IDA,
                 (Series 1999) Weekly VRDNs
                 (Redman Homes, Inc.)/(PNC
                 Bank, N.A. LOC)                      1,210,000
       500,000   Maricopa County, AZ, IDA,
                 3.85% CP (Citizens
                 Utilities Co.), Mandatory

                 Tender 12/17/1999                      500,000
     2,000,000   Maricopa County, AZ, IDA,
                 Las Villas Del Sol (Series
                 1999A), 5.115% TOBs
                 (Bayerische Landesbank

                 Girozentrale) 11/1/2000              2,000,000
       700,000   Mesa, AZ Municipal
                 Development Corp., (Series

                 1985), 3.60% CP
                 (Westdeutsche Landesbank
                 Girozentrale LOC),
                 Mandatory Tender 2/10/2000             700,000
     4,300,000   Phoenix, AZ IDA, (Series
                 1997) Weekly VRDNs
                 (Interface Data
                 Systems, Inc.)/(Bank One,

                 Arizona N.A. LOC)                    4,300,000
     1,000,000   Phoenix, AZ IDA, (Series
                 1998) Weekly VRDNs (ABPAC,
                 Inc.)/(Bank One,
                 Arizona N.A. LOC)                    1,000,000
     1,980,000   Phoenix, AZ IDA, PT-1082
                 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ)                                 1,980,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 ARIZONA--CONTINUED

 $     250,000   Pima County, AZ IDA Weekly
                 VRDNs (Tucson Electric
                 Power Co.)/(Toronto-
                 Dominion Bank LOC)              $      250,000
     1,110,000   Scottsdale, AZ IDA,
                 (Series B) Weekly VRDNs
                 (Scottsdale
                 (Memorial Hospitals))/(AMB
                 AC INS)/(Credit Local de

                 France LIQ)                          1,110,000
       250,000   Yavapai, AZ IDA, (Series
                 1997B) Weekly VRDNs
                 (Yavapai Regional
                 Medical Center)/(FSA
                 INS)/(Credit Local de

                 France LIQ)                            250,000
       650,000   Yuma County, AZ Airport
                 Authority, Inc., (Series
                 1997A) Weekly VRDNs
                 (Bank One, Arizona N.A.
                 LOC)                                   650,000
                 TOTAL                               16,350,000
                 ARKANSAS--4.3%

     8,000,000   Crossett, AR, (Series
                 1997) Weekly VRDNs (Bemis

                 Co., Inc.)                           8,000,000
     4,000,000   Hope, AR, Solid Waste
                 Disposal Revenue Bonds
                 (Series 1994), 4.75% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender 2/11/2000           4,000,000
     1,000,000   Sheridan, AR IDA, (Series
                 B) Weekly VRDNs (H.H.
                 Robertson Co.)/(PNC Bank,
                 N.A. LOC)                            1,000,000
     5,000,000   Springdale, AR, IDA Weekly
                 VRDNs (Newlywed
                 Food)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                      5,000,000
                 TOTAL                               18,000,000
                 COLORADO--2.6%
     3,750,000   Adams County, CO IDB,
                 (Series 1993) Weekly VRDNs
                 (Bace
                 Manufacturing, Inc.)/(Citi

                 bank N.A., New York LOC)             3,750,000
     6,930,000   El Paso County, CO,
                 Flatiron Certificates
                 (Series 1999-1) Weekly
                 VRDNs (GNMA COL)/(Bank of

                 New York, New York LIQ)              6,930,000
                 TOTAL                               10,680,000
                 CONNECTICUT--0.7%
     3,000,000   Bridgeport, CT, 3.95%
                 BANs, 1/18/2000                      3,000,000
                 GEORGIA--0.5%

     2,000,000   Clayton County, GA
                 Development Authority,
                 (Series 1994) Weekly VRDNs
                 (Lear Seating
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)             2,000,000
                 HAWAII--1.5%

     6,170,000   2 Hawaii State Airport System, (2nd Series of 1998) PT-238,
                 3.30% TOBs (MBIA INS)/(Credit Suisse First Boston LIQ),

                 Mandatory Tender 2/17/2000           6,170,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 ILLINOIS--10.2%

 $   2,000,000   Chicago, IL O'Hare
                 International Airport,
                 International Terminal
                 (Series A), 7.25% Bonds
                 (MBIA INS), 1/1/2000            $    2,006,642
     9,595,000 2 Chicago, IL Single Family
                 Mortgage, PT-290, 3.90%
                 TOBs (GNMA
                 COL)/(Landesbank Hessen-
                 Thueringen, Frankfurt
                 LIQ), Optional Tender
                 10/5/2000                            9,595,000
     6,850,000   Chicago, IL, Gas Supply
                 Revenue Bonds (1993 Series
                 B), 3.20% TOBs (Peoples Gas
                 Light & Coke Co.), Optional

                 Tender 12/1/1999                     6,850,000
     6,900,000   Illinois Development
                 Finance Authority, (Series 1997) Weekly VRDNs (Tempco Electric
                 Heater Corp.)/(Bank One, N.A.

                 LOC)                                 6,900,000
     2,700,000   Illinois Development
                 Finance Authority,
                 Adjustable Rate IDRB
                 (Series 1996A)
                 Weekly VRDNs (Nimlok
                 Co.)/(Bank One, Illinois,
                 N.A. LOC)                            2,700,000
     4,450,000 2 Illinois Housing
                 Development Authority, PT-
                 7, 3.375% TOBs (AMBAC
                 INS)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 5/11/2000                            4,450,000
     6,185,000 2 Illinois Housing
                 Development Authority, PT-
                 82, 3.90% TOBs (Rebobank
                 Nederland, Utrecht LIQ),
                 Optional Tender 10/5/2000            6,185,000
     3,595,000   Morton, IL, IDRB (Series
                 1996) Weekly VRDNs (Morton
                 Welding Co, Inc.
                 Project)/(Bank One,
                 Illinois, N.A. LOC)                  3,595,000
                 TOTAL                               42,281,642
                 INDIANA--10.2%
     1,390,000   Carmel, IN, (Series 1996-
                 A) Weekly VRDNs (Telamon
                 Corp.)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              1,390,000
     1,500,000   Carmel, IN, (Series 1999)
                 Weekly VRDNs (Telamon
                 Corp.)/(Huntington
                 National Bank, Columbus,

                 OH LOC)                              1,500,000
     1,570,000   Crown Point, IN, IDA Weekly
                 VRDNs (D & M
                 Manufacturing)/(National

                 City Bank, Kentucky LOC)             1,570,000
     2,020,000   Huntingburg, IN, (Series
                 1994) Weekly VRDNs (DMI
                 Furniture, Inc.)/(Bank

                 One, Indiana, N.A. LOC)              2,020,000
     2,230,000   Huntingburg, IN, EDRB
                 (Series 1993) Weekly VRDNs
                 (DMI Furniture,
                 Inc.)/(Bank One, Indiana,
                 N.A. LOC)                            2,230,000
     1,610,000   Indiana Development
                 Finance Authority, (Series
                 1996) Weekly VRDNs
                 (Meridian Group LLC
                 Project)/(Bank One,
                 Indiana, N.A. LOC)                   1,610,000
       700,000   Indiana EDC, (Series 1989)
                 Weekly VRDNs (O'Neal
                 Steel, Inc.)/ (SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                        700,000
     6,500,000   Jeffersonville, IN,
                 (Series 1997A) Weekly
                 VRDNs (Wayne Steel,
                 Inc.)/(Bank One, Ohio,
                 N.A. LOC)                            6,500,000
     1,505,000   Lebanon, IN IDA, (Series
                 1991) Weekly VRDNs (White
                 Castle
                 System)/(Bank One, Ohio,

                 N.A. LOC)                            1,505,000
     5,130,000   North Manchester, IN,
                 (Series 1997) Weekly VRDNs
                 (Eften, Inc.)/(Comerica

                 Bank LOC)                            5,130,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 INDIANA--CONTINUED
 $  10,000,000   Portage, IN, (Series 1998-
                 A) Weekly VRDNs (American
                 Iron Oxide
                 Co. Project)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)      $   10,000,000
     2,300,000   Tippecanoe County, IN
                 Economic Development
                 Revenue Weekly VRDNs
                 (Lafayette Venetian
                 Blind)/(PNC Bank, N.A.

                 LOC)                                 2,300,000
     1,000,000   Wayne Township, IN Metro
                 School District, Warrants

                 3.55% TANs, 12/31/1999               1,000,199
     2,840,000   Westfield, IN IDR, (Series
                 1994) Weekly VRDNs
                 (Standard Locknut &
                 Lockwasher, Inc.)/(Bank
                 One, Indiana, N.A. LOC)              2,840,000
     2,065,000   Winamac, IN, (Series 1997)
                 Weekly VRDNs (Pulaski
                 Health
                 Foundation, Inc.)/(KeyBank

                 , N.A. LOC)                          2,065,000
                 TOTAL                               42,360,199
                 IOWA--0.4%
     1,750,000   Iowa Finance Authority,
                 IDRB Weekly VRDNs (V-T
                 Industries, Inc.
                 Project)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,750,000
                 KENTUCKY--5.6%

     2,600,000   Clark County, KY, IDR
                 (Series 1990) Weekly VRDNs

                 (Walle Corp.)/(UBS AG LOC)           2,600,000
     1,700,000   Henderson County, KY,
                 (Series 1996A) Weekly
                 VRDNs (Gibbs Die Casting
                 Corp.)/(Fifth Third Bank,

                 Cincinnati LOC)                      1,700,000
       680,000   Jefferson County, KY, IDR
                 (Series 1991) Weekly VRDNs
                 (Findley Adhesives)/(Bank

                 One, Ohio, N.A. LOC)                   680,000
     2,000,000   Jefferson County, KY, IDR
                 Weekly VRDNs (O'Neal
                 Steel, Inc.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      2,000,000
     2,000,000   Kenton County, KY, (Series
                 1999) Weekly VRDNs
                 (Packaging Un-limited of
                 Northern Kentucky,
                 Inc.)/(National City Bank,
                 Kentucky LOC)                        2,000,000
     2,000,000   Kentucky Housing Corp.,
                 (Series C), 3.20% TOBs

                 12/31/1999                           2,000,000
     6,000,000 2 Kentucky Housing Corp.,
                 Variable Rate Certificates
                 (Series 1998 O), 3.78% TOBs
                 (Bank of America, N.A.
                 LIQ), Optional Tender

                 8/3/2000                             6,000,000
     6,370,000   2 Louisville & Jefferson County, KY Regional Airport Authority,
                 (Series C) PT-211, 3.45% TOBs (MBIA INS)/(Bayerische
                 Hypotheken-und Vereinsbank AG LIQ), Optional Tender

                 6/1/2000                             6,370,000
                 TOTAL                               23,350,000
                 MARYLAND--2.5%

     1,850,000   Cecil County, MD, County
                 Commissioners EDRB (Series
                 1988S) Weekly VRDNs
                 (Williams Mobile Offices,
                 Inc.)/(Allfirst LOC)                 1,850,000
     2,090,000   Maryland Economic
                 Development Corp., (Series
                 1998A) Weekly VRDNs
                 (Catterton Printing
                 Company

                 Facility)/(Allfirst LOC)             2,090,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MARYLAND--CONTINUED

 $   1,255,000   Maryland Economic
                 Development Corp., (Series
                 1998B) Weekly VRDNs
                 (Catterton Printing
                 Company
                 Facility)/(Allfirst LOC)        $    1,255,000
       985,000   Maryland State Community
                 Development
                 Administration, (Series
                 1990A) Weekly VRDNs
                 (College

                 Estates)/(Allfirst LOC)                985,000
       800,000   Maryland State Community
                 Development
                 Administration, (Series
                 1990B) Weekly VRDNs
                 (Cherry Hill Apartment
                 Ltd.)/(Bank of America,

                 N.A. LOC)                              800,000
     3,260,000   Wicomico County, MD, EDRB
                 (Series 1994) Weekly VRDNs
                 (Field Container Co.
                 L.P.)/(Northern Trust Co.,
                 Chicago, IL LOC)                     3,260,000
                 TOTAL                               10,240,000
                 MINNESOTA--4.2%
     2,500,000   Brooklyn Park, MN EDA,
                 (Series 1999) Weekly VRDNs
                 (Midwest Finishing,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 2,500,000
     5,680,000 2 Dakota County, Washington
                 County & Anoka City, MN
                 Housing & Redevelopment
                 Authority, MERLOTs (Series
                 H), 3.80% TOBs (United
                 States Treasury
                 COL)/(First Union National
                 Bank, Charlotte, NC LIQ),
                 Optional Tender 12/1/1999            5,680,000
     2,820,000   Lino Lakes, MN, (Series
                 1998) Weekly VRDNs (Molin
                 Concrete Products
                 Co.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 2,820,000
       700,000   Minnesota State Higher
                 Education Coordinating
                 Board, (Series 1992A)
                 Weekly VRDNs (U.S. Bank,
                 N.A., Minneapolis LIQ)                 700,000
       730,000   Plymouth, MN Weekly VRDNs
                 (Nuaire, Inc.)/(Norwest

                 Bank Minnesota, N.A. LOC)              730,000
       950,000   Plymouth, MN, (Series
                 1998) Weekly VRDNs
                 (Nuaire, Inc.)/(Norwest

                 Bank Minnesota, N.A. LOC)              950,000
     1,890,000   Red Wing, MN Port
                 Authority, (Series 1998) Weekly VRDNs (Food Service
                 Specialties)/(Norw est Bank Minnesota, N.A.

                 LOC)                                 1,890,000
     1,955,000   White Bear, MN Weekly VRDNs
                 (Thermoform Plastic,
                 Inc.)/(Norwest
                 Bank Minnesota, N.A. LOC)            1,955,000
                 TOTAL                               17,225,000
                 MISSISSIPPI--0.8%

     1,700,000   Mississippi Business
                 Finance Corp., (Series D)
                 Weekly VRDNs (O'Neal
                 Steel, Inc.)/(SouthTrust
                 Bank of Alabama,

                 Birmingham LOC)                      1,700,000
     1,625,000   Mississippi Business
                 Finance Corp., IDRB
                 (Series 1994) Weekly VRDNs
                 (Flexsteel Industries,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                 1,625,000
                 TOTAL                                3,325,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MISSOURI--3.5%

 $   2,550,000   Missouri Development
                 Finance Board, IDRBs
                 (Series 1996) Weekly VRDNs
                 (LaGrange Foundry Inc.
                 Project)/(Harris Trust &
                 Savings Bank, Chicago LOC)      $    2,550,000
       450,000   Missouri Export &
                 Infrastructure Board
                 Weekly VRDNs (Ex-L-Tube,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                   450,000
     3,950,000   Moberly, MO IDA, (Series
                 1996) Weekly VRDNs
                 (Everlast Fitness
                 Manufacturing
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)             3,950,000
     7,000,000   Perry County, MO, (Series
                 1996) Weekly VRDNs (TG
                 (U.S.A), Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)           7,000,000
       500,000   Springfield, MO, 5.50%
                 Bonds, 3/1/2000                        501,087
                 TOTAL                               14,451,087
                 MONTANA--0.5%

     1,880,000 2 Montana State Board of
                 Housing, MERLOTS (Series
                 F), 3.65% TOBs (First Union
                 National Bank, Charlotte,

                 NC LIQ) 3/31/2000                    1,880,000
                 MULTI STATE--3.3%
     3,900,000   Charter Mac Floater
                 Certificates Trust I,
                 (Third Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussles LIQs)             3,900,000
     9,775,000   Clipper Tax-Exempt Trust
                 (AMT MultiState), (Series B) Weekly VRDNs (State Street Bank
                 and Trust Co.

                 LIQ)                                 9,775,000
                 TOTAL                               13,675,000
                 NEBRASKA--0.6%
     2,400,000   Douglas County, NE,
                 (Series 1991) Weekly VRDNs
                 (Malhove, Inc.)/(Norwest

                 Bank Minnesota, N.A. LOC)            2,400,000
                 NEW HAMPSHIRE--0.5%
     2,110,000   New Hampshire State IDA,
                 (Series 1991), 4.75% TOBs
                 (International Paper Co.),
                 Optional Tender 10/15/2000           2,110,000
                 NEW JERSEY--0.8%
     3,500,000 2 New Jersey Housing &
                 Mortgage Financing
                 Authority, (PT-285), 3.80%
                 TOBs (MBIA
                 INS)/(Landesbank Hessen-
                 Thueringen, Frankfurt
                 LIQ), Optional Tender
                 8/10/2000                            3,500,000
                 NEW MEXICO--1.6%
     6,485,000   Albuquerque, NM, (Series
                 1999) Weekly VRDNs (El
                 Encanto, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                 6,485,000
                 NORTH DAKOTA--1.5%
     1,000,000   Fargo, ND, Variable Rate
                 Demand IDRBs (Series 1997)
                 Weekly VRDNs (Owen
                 Industries, Inc.)/(Mellon

                 Bank N.A., Pittsburgh LOC)           1,000,000
     5,000,000   Grand Forks, ND, Variable
                 Rate Demand IDRBs (Series
                 1999) Weekly VRDNs
                 (LM Glasfiber North
                 Dakota, Inc.)/(Norwest

                 Bank Minnesota, N.A. LOC)            5,000,000
                 TOTAL                                6,000,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 OHIO--4.8%

 $   2,000,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 2
                 Certificates of Ownership)
                 Weekly VRDNs (Bank One,
                 Kentucky LOC)                   $    2,000,000
     1,100,000   Cuyahoga County, OH IDA
                 Weekly VRDNs (Cleveland
                 Gear Co.)/
                 (KeyBank, N.A. LOC)                  1,100,000
     5,000,000   Cuyahoga County, OH,
                 (Series 1999) Weekly VRDNs
                 (National Terminal
                 Apartments)/(Fleet
                 National Bank,

                 Springfield, MA LOC)                 5,000,000
     2,000,000   Dover, OH, 3.60% BANs,
                 5/25/2000                            2,002,789
     4,995,000 2 Ohio HFA, Variable Rate
                 Certificates (Series
                 1998Q), 3.68% TOBs
                 (GNMA COL)/(Bank of
                 America, N.A. LIQ),

                 Optional Tender 7/20/2000            4,995,000
     3,190,000   Ohio State Public
                 Facilities Commission,
                 (Series II-C), 5.10% Bonds
                 (MBIA INS), 12/1/1999                3,190,000
       665,000   Summit County, OH IDR,
                 3.80% TOBs (S.D. Meyers,
                 Inc.)/(Bank One, Ohio,
                 N.A. LOC), Optional Tender
                 2/15/2000                              665,000
       925,000   Wood County, OH, Series
                 1998 Weekly VRDNs (IMCO
                 Carbide Tool,
                 Inc.)/(Huntington National
                 Bank, Columbus, OH LOC)                925,000
                 TOTAL                               19,877,789
                 OKLAHOMA--2.0%
     2,300,000   Adair County, OK IDA,
                 (Series B) Weekly VRDNs
                 (Baldor Electric
                 Co.)/(Wachovia Bank of NC,

                 N.A. LOC)                            2,300,000
     1,925,000   Oklahoma County, OK
                 Finance Authority, (Series
                 1996) Weekly VRDNs
                 (Avalon Project)/(Bank

                 One, Texas N.A. LOC)                 1,925,000
     3,900,000   Oklahoma Development
                 Finance Authority, 3.65%
                 TOBs (Simmons Poultry
                 Farms)/(Rabobank
                 Nederland, Utrecht LOC),
                 Optional Tender 2/1/2000             3,900,000
                 TOTAL                                8,125,000
                 PENNSYLVANIA--1.1%
     4,700,000   Carbon County, PA IDA,
                 Solid Waste Disposal
                 Revenue Bonds, 3.50% RANs
                 (Horsehead Resource
                 Development, Inc.)/(Chase
                 Manhattan Bank N.A., New

                 York LOC), 12/3/1999                 4,700,000
                 SOUTH CAROLINA--1.3%
     3,700,000   South Carolina Job
                 Development Authority,
                 (Series 1996) Weekly VRDNs
                 (PVC Container Corp.
                 Project)/(Fleet Bank N.A.
                 LOC)  3,700,000
     1,685,000   South Carolina Job
                 Development Authority,
                 EDRB (Series 1994) Weekly
                 VRDNs (Carolina Cotton
                 Works, Inc.
                 Project)/(Branch Banking &
                 Trust Co, Wilson LOC)                1,685,000
                 TOTAL                                5,385,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 SOUTH DAKOTA--2.8%
 $   4,145,000   South Dakota Housing
                 Development Authority,
                 (Series 1999-H), 3.85%
                 BANs, 9/28/2000                 $    4,145,000
     5,250,000   South Dakota Housing
                 Development Authority,
                 (Series I), 3.20% BANs,
                 12/2/1999                            5,250,000
     2,395,000   South Dakota Housing
                 Development Authority,
                 Homeownership Mortgage
                 Bonds (1997 Series E)
                 Weekly VRDNs                         2,395,000
                 TOTAL                               11,790,000
                 TENNESSEE--4.6%
     1,700,000   Chattanooga, TN IDB,
                 (Series 1997) Weekly VRDNs
                 (YMCA)/(SunTrust Bank,
                 Nashville LOC)                       1,700,000
     5,000,000   Cocke County, TN IDB,
                 (Series 1996) Weekly VRDNs
                 (Newport Precision,
                 Inc.)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC)                 5,000,000
       840,000   Dickson County, TN IDB,
                 (Series 1996) Weekly VRDNs
                 (Tennessee Bun
                 Company, LLC Project)/(PNC

                 Bank, N.A. LOC)                        840,000
       830,000   Hawkins County, TN IDB,
                 (Series 1995) Weekly VRDNs
                 (Sekisui Ta
                 Industries, Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)             830,000
       750,000   Hendersonville, TN IDB,
                 (Series 1996) Weekly VRDNs
                 (Betty Machine Co.
                 Project)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                                750,000
       700,000   Jackson, TN IDB, (Series
                 1999) Weekly VRDNs
                 (Bobrick Washroom
                 Equipment)/(First American
                 National Bank, Nashville,

                 TN LOC)                                700,000
     1,000,000   Jackson, TN IDB, Solid
                 Waste Facility Bonds
                 (Series 1995) Weekly VRDNs
                 (Florida Steel
                 Corp.)/(Bank of America,

                 N.A. LOC)                            1,000,000
     1,500,000   Sevier County, TN Public
                 Building Authority, Local
                 Government Improvement
                 Bonds, (Series II-G-2)
                 Weekly VRDNs (Knoxville,
                 TN)/(AMBAC INS)/(KBC Bank
                 NV LIQ)                              1,500,000
     5,995,000   Tennessee Housing
                 Development Agency,
                 (Series 1997K) Weekly
                 VRDNs (Bank of America,
                 N.A. LIQ)                            5,995,000
       750,000   Union City, TN IDB, (Series
                 1995) Weekly VRDNs (Kohler
                 Co.)/(Wachovia Bank of NC,

                 N.A. LOC)                              750,000
                 TOTAL                               19,065,000
                 TEXAS--10.6%

     7,400,000   ABIA Development
                 Corporation, TX, Airport
                 Facilities Revenue Bonds
                 PT-117 Weekly VRDNs
                 (Austin Airport)/(Asset
                 Guaranty INS)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ)                            7,400,000
     4,000,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1993), 4.40%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender
                 12/6/1999                            4,000,000
     2,550,000   Brazos Harbor, TX
                 Industrial Development
                 Corp., (Series 1991)
                 Weekly VRDNs (Rangen, Inc.
                 Project)/(Norwest Bank
                 Minnesota, N.A. LOC)                 2,550,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 TEXAS--CONTINUED
  $  5,000,000   Brazos River Authority,
                 TX, (Series 1996B) Daily
                 VRDNs (Texas Utilities
                 Electric Co.)/(AMBAC
                 INS)/(Bank of New York, New

                 York LIQ)                       $    5,000,000
    15,000,000   Brazos River Authority,
                 TX, (Series 1999C) Weekly
                 VRDNs (TXU Electric
                 Co.)/(Bank of New York,

                 New York LOC)                       15,000,000
     3,230,000   Houston, TX Airport
                 System, (Series 1998A) PT- 1102 Weekly VRDNs (FGIC
                 INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                 3,230,000
     2,995,000 2 Southeast Texas Housing
                 Finance Corp., PT-165,
                 3.35% TOBs (GNMA
                 COL)/(Banque Nationale de
                 Paris LIQ), Optional

                 Tender 3/9/2000                      2,995,000
     2,505,000   Tarrant County, TX IDC
                 Weekly VRDNs (Holden
                 Business Forms)/(Norwest

                 Bank Minnesota, N.A. LOC)            2,505,000
     1,500,000   Tarrant County, TX IDC,
                 (Series 1997) Weekly VRDNs
                 (Lear Operations
                 Corp.)/(Chase Manhattan

                 Bank N.A., New York LOC)             1,500,000
                 TOTAL                               44,180,000
                 UTAH--1.0%

     4,000,000   West Jordan, UT, (Series
                 1999) Weekly VRDNs (Penco
                 Products, Inc.)/(KeyBank,

                 N.A. LOC)                            4,000,000
                 VIRGINIA--3.9%
       155,000   Carroll County, VA IDA,
                 IDRB (Series 1995) Weekly
                 VRDNs (Kentucky Derby
                 Hosiery Co, Inc
                 Project)/(Bank One,

                 Kentucky LOC)                          155,000
    12,000,000 2 Fairfax County, VA EDA,
                 Trust Receipt FR/RI-A15 (Series 1999), 3.95% TOBs (AMBAC
                 INS)/(National Westminster Bank, PLC, London LIQ), Optional

                 Tender 2/1/2000                     12,000,000
     4,000,000   Halifax, VA IDA, MMMs, PCR,
                 3.85% CP (Virginia
                 Electric Power Co.),
                 Mandatory Tender 3/10/2000           4,000,000
                 TOTAL                               16,155,000
                 WASHINGTON--1.1%
     4,500,000   Pierce County, WA EDC,
                 (Series 1995) Weekly VRDNs
                 (Simpson-Tacoma
                 Kraft Company
                 Project)/(Bank of America,

                 N.A. LOC)                            4,500,000
                 WEST VIRGINIA--0.9%
     2,000,000   Ritchie County, WV, IDRB
                 (Series 1996) Weekly VRDNs
                 (Simonton Building
                 Products, Inc.)/(PNC Bank,

                 N.A. LOC)                            2,000,000
     1,750,000   West Virginia Public
                 Energy Authority, Energy
                 Revenue Bonds (1989 Series
                 A), 3.80% CP (Morgantown
                 Energy Associates)/(UBS AG
                 LOC), Mandatory Tender
                 3/10/2000                            1,750,000
                 TOTAL                                3,750,000
PRINCIPAL

AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 WISCONSIN--2.8%

 $   1,530,000   Marshfield, WI, IDR
                 (Series 1993) Weekly VRDNs
                 (Building Systems,
                 Inc.)/(Bank One,
                 Wisconsin, N.A. LOC)            $    1,530,000
     4,875,000   Mukwonago, WI, (Series
                 1999) Weekly VRDNs (Empire
                 Level)/(Marshall &
                 Ilsley Bank, Milwaukee

                 LOC)                                 4,875,000
     1,010,000   Plover, WI Weekly VRDNs
                 (Sirco Manufacturing,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                 1,010,000
     3,030,000   Prentice Village, WI,
                 Limited Obligation Revenue
                 Refunding Bonds (Series A)
                 Weekly VRDNs (Biewer-
                 Wisconsin Sawmill, Inc.
                 Project)/(Michigan
                 National Bank, Farmington
                 Hills LOC)                           3,030,000
     1,320,000   Waukesha, WI, IDRB (Series
                 1995) Weekly VRDNs
                 (Weldall Manufacturing
                 Inc. Project)/(Bank One,
                 Wisconsin, N.A. LOC)                 1,320,000
                 TOTAL                               11,765,000
                 WYOMING--2.4%

    10,000,000 2 Wyoming Community
                 Development Authority, PT-
                 195, 3.35% TOBs (Banco
                 Santander Central Hispano,
                 SA LIQ) 5/1/2000                    10,000,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 413,005,717

Securities that are subject to the alternative minimum tax represent 92.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 1999, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (Unaudited)

FIRST TIER    SECOND TIER
96.9%         3.1%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 1999, these securities amounted to $79,820,000 which represents 19.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($414,761,834) at November 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC --American Municipal Bond Assurance Corporation AMT --Alternative Minimum Tax BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDA --Economic Development Authority EDC --Economic Development Commission EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance

MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series MMMs --Money Market Municipals PCR --Pollution Control Revenue RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at amortized
cost and value                                    $ 413,005,717
Income receivable                                     2,875,532
TOTAL ASSETS                                        415,881,249
LIABILITIES:
Income distribution

payable                             $ 591,959
Payable to Bank                       315,993
Accrued expenses                      211,463
TOTAL LIABILITIES                                     1,119,415
Net assets for 414,761,834
shares outstanding                                $ 414,761,834
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$414,761,834 / 414,761,834
shares outstanding                                        $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                         $ 7,857,896
EXPENSES:
Investment advisory fee        $ 1,100,937
Administrative personnel
and services fee                   166,021
Custodian fees                      13,576
Transfer and dividend
disbursing agent fees and
expenses                           258,349
Directors'/Trustees' fees            3,422
Auditing fees                        6,403
Legal fees                          11,167
Portfolio accounting fees           42,181
Distribution services fee          220,187
Shareholder services fee           550,469
Share registration costs            25,085
Printing and postage                30,450
Insurance premiums                  13,114
Taxes                               16,056
Miscellaneous                        7,323
TOTAL EXPENSES                   2,464,740
WAIVER:
Waiver of investment

advisory fee                      (231,159)
Net expenses                                       2,233,581
Net investment income                            $ 5,624,315

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                    SIX MONTHS
                                         ENDED

                                   (unaudited)             YEAR ENDED
                                  NOVEMBER 30,                MAY 31,
                                          1999                   1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $    5,624,315       $     14,744,857
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                   (5,624,315)           (14,744,857)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             676,759,463          2,025,211,320
Net asset value of shares
issued to shareholders in
payment of
distributions declared               4,850,227             13,799,382
Cost of shares redeemed           (704,298,666)        (2,249,372,662)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                       (22,688,976)          (210,361,960)
Change in net assets               (22,688,976)          (210,361,960)
NET ASSETS:
Beginning of period                437,450,810            647,812,770
End of period                   $  414,761,834       $    437,450,810

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                            ENDED
                                      (unaudited)
                                     NOVEMBER 30,                              YEAR ENDED MAY 31,
                                             1999          1999         1998         1997         1996         1995
NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                        0.01          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net
investment income                           (0.01)        (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD             $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                               1.29%         2.58%        2.90%        2.80%        3.04%        2.84%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                     1.01% 2       1.01%        1.01%        0.99%        0.99%        0.99%
Net investment income                        2.55% 2       2.57%        2.86%        2.75%        2.99%        2.76%
Expense waiver/reimbursement 3               0.10% 2       0.12%        0.10%        0.09%        0.33%        0.05%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                            $414,762      $437,451     $647,813     $515,060     $478,605     $445,164

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors ("Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 1999, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Transactions in capital stock were as follows:

                                   SIX MONTHS

                                      ENDED
                                (unaudited)         YEAR ENDED
                               NOVEMBER 30,            MAY 31,
                                       1999               1999
Shares sold                     676,759,463      2,025,211,320
Shares issued to
shareholders in payment of
distributions declared            4,850,227         13,799,382
Shares redeemed                (704,298,666)    (2,249,372,662)
 NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (22,688,976)      (210,361,960)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $327,390,000 and $423,239,000 respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

RICHARD B. FISHER
President

WILLIAM D. DAWSON III
Chief Investment Officer

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD J. THOMAS
Treasurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated
World-Class Investment Manager

Municipal Cash Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

SEMI-ANNUAL REPORT

NOVEMBER 30, 1999

[Graphic]
Federated
Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/00)

[Graphic]






SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six- month period ended November 30, 1999. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Prime Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal. 1 Assets continued to soar, surpassing the $4 billion mark at the reporting period's end.

At the end of the reporting period, the fund was invested across a diversified, high-quality portfolio of money market securities that included commercial paper (45.1%), variable notes (25.2%), corporate notes (10.0%), repurchase agreements (5.7%), certificates of deposit (8.3%), loan participation notes (3.8%), a Treasury bill (0.8%), a bank note (0.2%), a corporate bond (0.1%), time deposits (4.2%).

Thank you for choosing Prime Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of high-quality money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher

President

January 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Prime Cash Series invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

The second half of 1999 brought low unemployment and a remarkable rise in productivity in the United States. The Federal Reserve Board (the "Fed") policy makers raised interest rates three times, in June, August and November, increasing the Federal Funds Target Rate from 4.75% to 5.50%. The first two interest rate increases were the central bank's attempt to partially undo the three rate cuts from last year in the wake of the financial market crises overseas. The November rate hike was viewed as an attempt to keep the strong U.S. economy from overheating and preventing inflationary imbalances.

Thirty-day commercial paper started the reporting period at 4.86% on June 1, 1999, and then rose in anticipation of the three Federal Open Market Committee interest rate increases. On November 30, the 30-day commercial paper rate was at a high of 5.53% for the reporting period.

The money market yield curve for the second half of 1999 contained large spikes at various points in time. At the end of September, as 3-month commercial paper rates saw us through year-end and potential Y2K concerns, the 3-month commercial paper rate jumped from 5.35% to 5.90% over two days. The same phenomenon occurred in the one-month and two-month commercial paper rates, as these maturity dates ran into January 2000. This spike in yields is expected to go away in January 2000 and we anticipate a more normal money market yield curve the remainder of the year. We also believe that the Fed will continue to raise interest rates in early 2000 if economic indicators show demand exceeding potential supply.

The target average maturity range for the fund remained in the 50-60 day range. In structuring the fund, there was continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six month period ended November 30, 1999, the net assets of the fund increased from $4.73 billion to $4.79 billion, while the 7-day net yield increased from 3.99% to 4.72%. 1 The effective average maturity of the fund on November 30, 1999 was 55 days.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Government Cash Series, Municipal Cash Series, Prime Cash Series and Treasury Cash Series (the "Funds"), portfolios of Cash Trust Series, Inc. (the "Company"), was held on June 30, 1999. On April 15, 1999, the record date for shareholders voting at the meeting, there were 6,707,649,226 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Directors: 1




                                             WITHHELD
                                             AUTHORITY

                             FOR             TO VOTE
John F. Cunningham           3,398,127,366   55,199,222
Charles F. Mansfield, Jr.    3,397,749,699   55,531,889
John S. Walsh                3,158,305,184   55,607,234


1 The following Directors continued their terms as Directors: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis,
J. Christopher Donahue, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte and Touche LLP as the Funds' independent auditors.




FOR             AGAINST      ABSTENTIONS
3,383,325,530   23,014,450   46,986,608


The meeting was adjourned to September 10, 1999, where all items were approved as follows:

AGENDA ITEM 3

To make changes to the Funds' fundamental investment policies:

(a) To amend the Funds' fundamental investment policies regarding diversification (Government Cash Series and Treasury Cash Series only).

GOVERNMENT CASH SERIES




FOR           AGAINST      ABSTENTIONS
291,983,396   12,529,883   49,367,162


TREASURY CASH SERIES




FOR           AGAINST     ABSTENTIONS
499,890,115   9,509,001   164,628,606


(b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities.




FOR             AGAINST       ABSTENTIONS
2,746,900,274   122,202,243   583,296,862


(c) To amend the Funds' fundamental investment policies regarding investments in real estate (Government Cash Series, Municipal Cash Series and Prime Cash Series only).

GOVERNMENT CASH SERIES




FOR           AGAINST      ABSTENTIONS
290,710,542   13,827,306   49,342,592


MUNICIPAL CASH SERIES




FOR           AGAINST      ABSTENTIONS
225,556,983   12,897,647   34,394,134


PRIME CASH SERIES




FOR             AGAINST   ABSTENTIONS
1,724,125,798             92,073,775


(d) To amend the Funds' fundamental investment policies regarding investments in commodities.




FOR             AGAINST       ABSTENTIONS
2,721,156,403   150,142,468   581,100,505


(e) To amend the Funds' fundamental investment policies regarding underwriting securities.




FOR             AGAINST       ABSTENTIONS
2,751,300,353   119,291,072   581,807,953


(f) To amend the Funds' fundamental investment policies regarding lending by the funds.




FOR             AGAINST       ABSTENTIONS
2,729,753,612   141,234,182   581,411,584


(g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry.




FOR             AGAINST       ABSTENTIONS
2,247,267,965   113,674,026   417,420,664


(h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin.




FOR             AGAINST       ABSTENTIONS
2,710,166,597   162,331,238   579,901,543


(i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets.




FOR             AGAINST       ABSTENTIONS
2,678,032,092   160,004,528   614,362,758


(j) To make non-fundamental the Fund's fundamental investment policies on investing in restricted securities (Treasury Cash Series only).




FOR             AGAINST       ABSTENTIONS
2,689,003,085   151,258,087   612,108,206


AGENDA ITEM 4

To eliminate the Funds' fundamental investment policies on selling securities short.




FOR             AGAINST       ABSTENTIONS
2,689,033,085   151,258,087   612,108,206


AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series of a class without seeking shareholder approval to the extent permitted under Maryland law.




FOR             AGAINST       ABSTENTIONS
2,730,900,116   142,981,330   578,517,932


Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)




PRINCIPAL

AMOUNT                                            VALUE
                  BANK NOTE-0.2%
                  BANKING-0.2%
  $  10,000,000   Westpac Banking Corp.
                  Ltd., Sydney, 6.220%,
                  12/30/2000                       $     9,992,272
                  CERTIFICATES OF DEPOSIT-
                  8.3%
                  BANKING-8.3%

     15,000,000   Bank of Montreal, 5.200%,
                  5/12/2000                             14,996,776
     35,000,000   Bank of Nova Scotia,
                  Toronto, 5.250%, 3/9/2000             34,996,346
     25,000,000   Barclays Bank of Canada,
                  (Guaranteed by Barclays
                  Bank PLC, London), 5.050%,
                  1/13/2000                             24,999,148
     29,000,000   Bayerische Landesbank
                  Girozentrale, 5.115%,
                  3/21/2000                            28,996,061
    139,000,000   Canadian Imperial Bank of
                  Commerce, 5.000% - 5.270%,
                  1/27/2000 - 3/3/2000                 138,987,500
     14,000,000   Canadian Imperial Bank of
                  Commerce, 5.120%,
                  2/23/2000                             13,998,758
     10,000,000   Commerzbank AG, Frankfurt,
                  5.160%, 4/7/2000                       9,998,649
     55,000,000   Rabobank Nederland,
                  Utrecht, 5.140%, 3/20/2000            54,993,616
     12,000,000   Svenska Handelsbanken,
                  Stockholm, 5.150%,
                  3/20/2000                             11,998,955
     65,000,000   UBS AG, 5.080% - 6.130%,
                  1/13/2000 - 11/29/2000                64,991,451
                  TOTAL CERTIFICATES OF
                  DEPOSIT                              398,957,260
                  COMMERCIAL PAPER-45.1% 1
                  AEROSPACE/AUTO-2.0%
     95,000,000   Johnson Controls, Inc

                  5.950%, 1/26/2000 -
                  1/28/2000                             94,104,194
                  BANKING-14.7%
     20,000,000   Abbey National N.A. Corp.,
                  (Guaranteed by Abbey
                  National Bank PLC,
                  London), 4.865%, 12/1/1999            20,000,000
     36,000,000   Aspen Funding Corp.,
                  (MBIA), 6.030%, 2/2/2000              35,620,110
    100,000,000   Barclays U.S. Funding
                  Corp., (Guaranteed by
                  Barclays Bank PLC,
                  London), 10.000%, 1/3/2000            99,916,667
      5,605,000   Benedictine Health System,
                  (Harris Trust & Savings
                  Bank, Chicago LOC),
                  6.125%, 3/9/2000                       5,510,591
      2,735,000   Benedictine Living
                  Communities, Inc., (Harris
                  Trust & Savings Bank,
                  Chicago LOC), 6.125%,
                  3/9/2000                               2,688,932
    100,000,000   Cregem North America,
                  Inc., (Guaranteed by

                  Credit Communal de

                  Belgique, Brussles),
                  5.750% - 5.830%, 2/18/2000
                  - 4/17/2000                           98,073,275
     75,000,000   Den Danske Corp., Inc.,
                  (Guaranteed by Den Danske
                  Bank A/S), 5.790% - 5.890%,
                  3/1/2000 - 4/25/2000                  73,797,424
     20,000,000   Fountain Square Commercial
                  Funding Corp., (Fifth
                  Third Bank, Cincinnati

                  SA), 6.030%, 1/28/2000                19,805,700
PRINCIPAL

AMOUNT                                            VALUE
                  COMMERCIAL PAPER-continued
                  BANKING-CONTINUED
 $   25,000,000   Market Street Funding
                  Corp., (PNC Bank, N.A.
                  LOC), 5.550%, 12/15/1999        $     24,946,042
     41,674,000   Park Avenue Receivables

                  Corp., 5.900, 2/10/2000               41,189,077
    163,020,000   Three Rivers Funding
                  Corp., 5.400% - 5.600%,
                  12/10/1999 - 12/15/1999              162,701,676
    100,000,000   UBS Finance (Delaware),
                  Inc., (UBS AG LOC), 4.860%
                  - 5.360%, 12/23/1999 -
                  12/1/2018                             99,858,789
     23,456,000   Wood Street Funding Corp.,
                  5.420% - 6.000%, 12/3/1999
                  - 1/28/2000                           23,402,109
                  TOTAL                                707,510,392
                  CHEMICALS-1.0%
     14,436,000   IMC Global, Inc., 5.670 -
                  6.350%, 12/14/1999 -
                  2/7/2000                              14,382,212
     32,224,000   Rohm & Haas Co., 6.250% -
                  6.450%, 1/20/2000 -
                  2/4/2000                              31,893,186
                  TOTAL                                 46,275,398
                  CONTAINER/PACKAGING-0.4%
     18,060,000   Crown Cork & Seal Co.,
                  Inc., 5.670%, 12/17/1999              18,014,489
                  ELECTRIC POWER-0.2%
     10,000,000   Southern Electric
                  Generating Co. (SEGCO),
                  5.450%, 12/9/99                        9,987,889
                  FINANCE - AUTOMOTIVE-0.7%
      4,500,103   Ford Credit Auto Owner
                  Trust 1999-B, Class A2,
                  5.114%, 5/15/2000                      4,500,103
      9,763,020   Honda Auto Lease Trust
                  1999-A, Class A1, 5.445%,
                  8/15/2000                              9,763,020
     19,749,673   Toyota Auto Receivables
                  1999-A Owner Trust, Class

                  1, 5.365%, 8/11/2000                  19,749,673
                  TOTAL                                 34,012,796
                  FINANCE - COMMERCIAL-17.4%
     20,000,000   Asset Securitization
                  Cooperative Corp., 5.850%,
                  2/22/2000                             19,730,250
     32,000,000   CIT Group, Inc., 5.950%,
                  2/10/2000                             31,624,489
     30,000,000   Corporate Asset Funding
                  Co., Inc. (CAFCO), 5.860%,
                  2/28/2000                             29,565,383
     57,600,000   FINOVA Capital Corp.,
                  5.430%, 12/10/1999                    57,521,808
     10,000,000   GE Capital International
                  Funding, Inc., (Guaranteed
                  by General Electric
                  Capital Corp.), 5.310%,

                  1/26/2000                              9,917,400
    156,732,000   General Electric Capital
                  Corp., 5.800% - 5.920%,
                  1/4/2000 - 3/10/2000                 154,392,044
    103,059,000   Greenwich Funding Corp.,
                  5.400% - 6.000%, 12/7/1999
                  - 2/25/2000                          102,321,075
    105,627,000   Receivables Capital Corp.,
                  5.820% - 5.940%, 1/14/2000
                  - 2/11/2000                          104,626,430
    240,000,000   Sheffield Receivables
                  Corp., 5.900% - 6.150%,
                  1/20/2000 - 2/11/2000                237,637,281
     91,000,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.550% -
                  5.770%, 2/4/2000 -
                  5/10/2000                             89,337,306
                  TOTAL                                836,673,466
PRINCIPAL

AMOUNT                                            VALUE
                  COMMERCIAL PAPER-continued
                  FINANCE - EQUIPMENT-0.8%
 $   10,450,168   Caterpillar Financial
                  Asset Trust 1999-A, Class

                  1, 5.365%, 7/25/2000            $     10,450,168
      4,300,000   Comdisco, Inc., 6.550%,
                  1/11/2000                              4,267,923
     19,397,041   Copelco Capital Funding
                  LLC 1999-B, Class A-1,
                  5.937%, 10/18/2000                    19,397,041
      4,798,238   Heller Equipment Asset
                  Receivables Trust 1999-1,
                  Class A1, 4.947%,
                  5/13/2000                              4,798,238
                  TOTAL                                 38,913,370
                  FINANCE - RETAIL-3.3%
     50,000,000   Associates Corp. of North

                  America, 5.720%, 12/1/1999            50,000,000
     90,000,000   Diageo Capital PLC,
                  (Guaranteed by Diageo
                  PLC), 5.700% - 5.890%,
                  1/31/2000 - 4/11/2000                 88,570,611
     20,000,000   Island Finance, Puerto
                  Rico Inc., 6.020%,
                  2/28/2000                             19,702,344
                  TOTAL                                158,272,955
                  HOMEBUILDING-0.0%
      1,400,000   Centex Corp., 5.520%,
                  12/15/1999                             1,396,995
                  INDUSTRIAL PRODUCTS-1.0%
     47,575,000   Praxair, Inc., 6.260% -
                  6.320%, 2/1/2000                      47,058,238
                  INSURANCE-0.7%
     35,000,000   CXC, Inc., 5.910% - 5.940%,
                  1/27/2000 - 2/2/2000                  34,656,763
                  MACHINERY, EQUIPMENT,
                  AUTO-0.9%
     45,500,000   Eaton Corp., 5.550%,
                  1/27/2000                             45,100,169
                  PHARMACEUTICALS AND HEALTH
                  CARE-0.2%
     10,000,000   American Home Products

                  Corp., 5.700%, 2/9/2000                9,889,167
                  RETAIL-0.9%
     41,000,000   Safeway, Inc., 5.520% -
                  6.300%, 12/3/1999 -
                  1/19/2000                             40,904,743
                  TRANSPORTATION-0.9%
     43,900,000   FDX Corp., 6.350%,
                  1/5/2000                              43,628,978
                  TOTAL COMMERCIAL PAPER             2,166,400,002
                  CORPORATE BOND-0.1%
                  FINANCE - COMMERCIAL-0.1%
      4,500,000   FINOVA Capital Corp.,
                  6.450%, 6/1/2000                       4,510,991
                  CORPORATE NOTES-10.0%
                  BANKING-2.3%
     20,000,000   Abbey National Treasury
                  Services, PLC, 4.990%,
                  1/10/2000                             19,999,366
     89,000,000   Bank One, Illinois, N.A.,
                  6.070 - 6.200%, 10/10/2000
                  - 10/23/2000                          88,963,520
                  TOTAL                                108,962,886
PRINCIPAL

AMOUNT                                            VALUE
                  CORPORATE NOTES-continued
                  BROKERAGE-2.4%
 $   64,000,000   Goldman Sachs Group, Inc.,
                  5.450% - 6.010, 3/29/2000       $     64,000,000
     50,000,000   Goldman Sachs Group, LP,
                  6.000%, 3/14/2000                     50,000,000
                  TOTAL                                114,000,000
                  FINANCE - COMMERCIAL-5.3%
    215,000,000   Beta Finance, Inc., 5.000%
                  - 6.020, 2/1/2000 -
                  9/1/2000                             214,999,588
     20,000,000   FINOVA Capital Corp.,
                  5.150%, 6/12/2000                     20,000,000
     21,500,000   Sigma Finance, Inc.,
                  6.150% - 6.360%, 9/8/2000 -
                  10/26/2000                            21,500,000
                  TOTAL                                256,499,588
                  TOTAL CORPORATE NOTES                479,462,474
                  LOAN PARTICIPATION-3.8%
                  ELECTRICAL EQUIPMENT-0.5%
     25,700,000   Mt. Vernon Phenol Plant
                  Partnership, (Guaranteed
                  by General Electric Co.),
                  6.120%, 5/17/2000                     25,700,000
                  ELECTRONICS-0.5%
     25,000,000   Hewlett-Packard Co.,
                  5.460%, 12/10/1999                    25,000,000
                  FINANCE - AUTOMOTIVE-1.3%
     63,200,000   General Motors Acceptance

                  Corp., Mortgage of PA,
                  (Guaranteed by General

                  Motors Acceptance Corp.),
                  5.447% - 5.630%, 12/1/1999
                  - 12/17/1999                          63,200,000
                  FINANCE - EQUIPMENT-1.5%
     70,000,000   Pitney Bowes Credit Corp.,
                  5.400%, 12/10/1999                    69,905,500
                  TOTAL LOAN PARTICIPATION             183,805,500
                  NOTES - VARIABLE-25.2% 2
                  BANKING-7.4%
      8,410,000   Adena Health System, Adena
                  Health System Project
                  (Series 1998), (Fifth
                  Third Bank, Cincinnati

                  LOC), 5.660%, 12/02/1999               8,410,000
      2,000,000   American Health Care
                  Centers, (Series 1998),
                  (FirstMerit Bank, N.A.
                  LOC), 5.710%, 12/02/1999               2,000,000
      4,245,000   Aurora City, IL, (Series
                  1995), (National City
                  Bank, Michigan/Illinois

                  LOC), 5.857%, 12/02/1999               4,245,000
        725,000   Avalon Hotel Associates,
                  (First Union National
                  Bank, Charlotte, NC LOC),
                  6.436%, 12/02/1999                       725,000
      1,435,000   BeMacs Service, Inc.,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.160%, 12/03/1999                     1,435,000
      2,910,000   Blackwell Investments,
                  Inc., (Bank One, Louisiana

                  LOC), 5.850%, 12/02/1999               2,910,000
      7,000,000   Bond Holdings, LP.,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  5.700%, 12/03/1999                     7,000,000
PRINCIPAL

AMOUNT                                            VALUE
                  NOTES-VARIABLE-continued 3
                  BANKING-CONTINUED
 $    1,560,000   Boozer Lumber Co.,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.160%, 12/03/1999              $      1,560,000
     65,000,000   Comerica Bank, 5.403% -
                  5.643%, 12/09/1999-
                  12/25/1999                            64,963,867
      1,315,000   Denver Urban Renewal
                  Authority, (Series 1992-
                  B), (Paribas, Paris LOC),
                  5.710%,12/02/1999                      1,315,000
      5,550,000   Dewberry III, LP., (FMB
                  Bank LOC), 5.640%,
                  12/07/1999                             5,550,000
      1,385,000   Edgefield County, SC,
                  Series 1997 (Bondex Inc
                  Project), (HSBC Bank USA

                  LOC), 6.101%, 12/02/1999               1,385,938
      1,640,000   Gahanna OH, City of,
                  Franklin Steel Co Project,
                  (Star Bank, N.A.,
                  Cincinnati LOC),
                  5.900%,12/02/1999                      1,640,000
      3,000,000   Gervais Street Associates,
                  (Series 1998), (Wachovia
                  Bank of NC, N.A. LOC),
                  6.540%, 1/05/2000                      3,000,000
      3,500,000   Great Southern Wood
                  Preserving Co.,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.160%, 12/18/2018                     3,500,000
      9,000,000   Grob Systems, Inc.,
                  (Series 1998 & 1999),
                  (Fifth Third Bank,
                  Cincinnati LOC), 5.650%,
                  12/02/1999                             9,000,000
     10,180,000   HJH Associates of Alabama,
                  Hilton Hotel, Huntsville,
                  (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.160%, 12/03/1999                    10,180,000
      8,155,000   HSI Funding, LLC, Variable
                  Rate (Series A), (National

                  City Bank,
                  Michigan/Illinois LOC),
                  5.600%, 12/02/1999                     8,155,000
      3,380,000   James F. Taylor, Series
                  1999, (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.150%, 12/03/1999                     3,380,000
      1,895,000   La-Man Corp., (SouthTrust
                  Bank of Alabama,
                  Birmingham LOC), 6.160%,
                  12/03/1999                             1,895,000
      2,290,000   Lake Sherwood Senior
                  Living Center, LLC, (Union
                  Planters NB, Memphis, TN

                  LOC), 6.350%, 12/02/1999               2,290,000
     51,000,000   Liquid Asset Backed
                  Securities Trust, Series
                  1996-3A, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.4475%,

                  12/31/1999                            51,000,000
     29,542,144 3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-1A, (Westdeutsche
                  Landesbank Girozentrale
                  Swap Agreement), 5.4275%,

                  12/29/1999                            29,542,144
      3,185,000   Maryland State IDFA,
                  (Genetic Therapy, Inc.),
                  (FMB Bank LOC), 6.050%,
                  1/10/2000                              3,185,000
      5,400,000   Maryland State IDFA,
                  (Kelly Springfield Tire),
                  (FMB Bank LOC), 5.960%,
                  12/06/1999                             5,400,000
      2,026,000   Maryland State IDFA, Human
                  Genome, Series1994, (FMB
                  Bank LOC), 5.910%,
                  12/06/1999                             2,026,000
      4,200,000   Memphis, TN Center City
                  Revenue Finance Corp.,
                  South Bluffs Project
                  (Series1998-A), (National
                  Bank of Commerce, Memphis,
                  TN LOC), 5.700%,
                  12/02/1999                             4,200,000
PRINCIPAL

AMOUNT                                            VALUE
                  NOTES-VARIABLE-continued 3
                  BANKING-CONTINUED
  $   7,800,000   Mississippi Business
                  Finance Corp., Howard
                  Industries, Inc. Series
                  1997, (First American
                  National Bank, Nashville,
                  TN LOC), 5.800%, 12/2/1999      $      7,800,000
        570,000   New Jersey EDA, Series 1992
                  K-3, (Banque Nationale de
                  Paris LOC), 5.690%,
                  12/6/1999                                570,000
      3,455,000   New Jersey EDA, Series
                  1992-H, (Banque Nationale
                  de Paris LOC), 5.810%,
                  12/6/1999                              3,455,000
      6,885,000   O'Dovero Consolidated,
                  LLC, (Series 1998-A),
                  (National City Bank,
                  Michigan/Illinois LOC),
                  5.600%, 12/02/1999                     6,885,000
     14,100,000   Park Avenue Receivables

                  Corp., 5.517%, 2/3/2000               14,100,000
      5,300,000   Pennsylvania EDFA, (Series
                  1993-C), (Barclays Bank
                  PLC, London LOC), 5.900%,
                  12/02/1999                             5,300,000
      9,615,774 3 Rabobank Optional

                  Redemption Trust, Series

                  1997-101, 6.186%,
                  2/17/2004                              9,615,774
      1,600,000   Saegertown Manufacturing
                  Corp., (PNC Bank, N.A.
                  LOC), 5.86%, 12/6/1999                 1,600,000
      4,200,000   Smith Garden Products,
                  Inc., (SouthTrust Bank of
                  Alabama, Birmingham LOC),
                  6.160%, 12/03/1999                     4,200,000
      4,420,000   Sojourn Project, Series
                  1997, (FirstMerit Bank,
                  N.A. LOC), 5.710%,
                  12/02/1999                             4,420,000
      5,225,000   Sun Valley, Inc.,
                  (SouthTrust Bank of
                  Georgia, Atlanta LOC),
                  6.160%, 12/03/1999                     5,225,000
     15,000,000   Three Rivers Funding

                  Corp., 4.910%, 12/31/1999             15,000,000
     18,525,000   Union Development Co.,
                  (Bank of America, N.A.
                  LOC), 5.971%, 12/2/1999               18,525,000
      2,175,000   United Jewish Federation
                  of Greater Pittsburgh
                  VRDB, Series 1995A, (PNC
                  Bank, N.A. LOC), 5.700%,
                  12/2/1999                              2,175,000
      6,140,000   Van Dyne Crotty Co.,
                  (Huntington National Bank,
                  Columbus, OH LOC), 5.960%,
                  12/02/1999                             6,140,000
      4,685,000   Visalia, CA Community
                  Redevelopment Agency, East
                  Visalia Redevelopment
                  Project (Series 1990),
                  (Union Bank of California

                  LOC), 5.800%, 12/02/1999               4,685,000
      5,230,000   Woodbury Business Forms,
                  Inc./Carribean Business
                  Forms, Series 1996 Taxable
                  Revenue Bonds, (Columbus
                  Bank and Trust Co., GA

                  LOC), 6.170%, 12/02/1999               5,230,000
                  TOTAL                                354,818,723
                  BROKERAGE-3.0%
    142,000,000   Morgan Stanley, Dean
                  Witter & Co., 5.860%-
                  5.910, 12/31/1999                    142,000,000
                  FINANCE - AUTOMOTIVE-3.5%
     71,000,000   General Motors Acceptance

                  Corp., 4.860%, 12/31/1999             71,000,000
    100,000,000   General Motors Acceptance
                  Corp., Mortgage of PA,
                  (General Motors Acceptance
                  Corp. LOC), 6.088,
                  1/4/2000                              99,434,045
                  TOTAL                                170,434,045
                  FINANCE - COMMERCIAL-2.3%
     11,000,000   Asset Securitization
                  Cooperative Corp., 5.456%,
                  12/14/1999                            11,000,000
PRINCIPAL

AMOUNT                                            VALUE
                  NOTES-VARIABLE-continued 3
                  FINANCE - COMMERCIAL-
CONTINUED

 $  100,000,000   Sigma Finance, Inc.,
                  (Guaranteed by Sigma

                  Finance Corp.), 5.65% -
                  5.680%, 12/27/1999 -
                  1/5/2000                        $    100,000,000
      1,100,000   Sigma Finance, Inc.,
                  Variable Medium Term Note,
                  (Guaranteed by Sigma
                  Finance Corp.), 6.157%,
                  2/09/2000                              1,100,000
                  TOTAL                                112,100,000
                  FINANCE - RETAIL-0.6%
     31,000,000   AFS Insurance Premium
                  Receivables Trust, (Series
                  1994-A), 5.962%,
                  12/31/1999                            31,000,000
                  HOMEBUILDING-1.0%
     46,100,000   Centex Corp., 5.810%,
                  7/27/2000                             46,100,000
                  INSURANCE-7.4%
     37,000,000   Aspen Funding Corp.,
                  (MBIA), 5.4325%,
                  12/29/1999                            37,000,000
     25,000,000   GE Life and Annuity
                  Assurance Co., 5.592%,
                  12/1/1999                             25,000,000
     84,000,000   Jackson National Life

                  Insurance Co, 5.682% -
                  6.240%, 12/29/1999 -
                  1/29/2000                             84,000,000
     21,991,200 3 Liquid Asset Backed
                  Securities Trust, Series
                  1997-3, Sr. Notes,
                  (Guaranteed by AMBAC
                  Financial Group, Inc.),
                  5.486%, 1/29/2000                     21,991,200
     16,771,856 3 Liquid Asset Backed
                  Securities Trust Series
                  1998-1, Sr. Notes,
                  (Guaranteed by AMBAC
                  Financial Group, Inc.),
                  5.593%, 12//1999                      16,771,856
     40,000,000   Principal Life Insurance

                  Co., 5.652%, 12/01/1999               40,000,000
     23,000,000   Protective Life Insurance
                  Co., 6.355%, 2/29/2000                23,000,000
     70,000,000   Security Life of Denver
                  Insurance Co., 5.371% -
                  6.358%, 1/29/2000 -
                  2/10/2000                             70,000,000
     20,000,000   Transamerica Life
                  Insurance and Annuity Co.,
                  6.168%, 2/29/2000                     20,000,000
     15,000,000   Transamerica Occidental
                  Life Insurance Co.,
                  6.328%, 2/29/2000                     15,000,000
                  TOTAL                                352,763,056
                  TOTAL NOTES - VARIABLE             1,209,215,824
                  REPURCHASE AGREEMENTS-5.7%
                  4

    163,800,000   Bank of America, 5.780%,
                  dated 11/30/1999, due
                  12/1/1999                            163,800,000
     50,000,000   Deutsche Bank Financial,
                  Inc., 5.740%, dated

                  11/30/1999, due 12/1/1999             50,000,000
     50,000,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                         50,000,000
     11,800,000   Societe Generale
                  Securities Corp., 5.680%,
                  dated 11/30/1999, due
                  12/1/1999                             11,800,000
                  TOTAL REPURCHASE
                  AGREEMENTS                           275,600,000
                  TIME DEPOSITS-4.2%
                  BANKING-4.2%
    175,000,000   Bank of Tokyo-Mitsubishi

                  Ltd., 5.750%, 12/1/1999              175,000,000
     25,000,000   Westdeutsche Landesbank
                  Girozentrale, 5.750%,
                  12/1/1999                             25,000,000
                  TOTAL TIME DEPOSITS                  200,000,000
PRINCIPAL

AMOUNT                                            VALUE
                  U.S. TREASURY-0.8%
                  TREASURY SECURITIES-0.8%
    $38,000,000   United States Treasury

                  Bills, 4.730%, 1/6/2000         $     37,820,260
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5                $ 4,965,764,583


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the fund's Board of Directors. At November 30, 1999, these securities amounted to $77,920,974 which represents 1.62% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,798,485,869) at November 30, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation EDA -Economic Development Authority EDFA -Economic Development Financing Authority IDFA -Industrial Development Finance Authority LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance VRDB -Variable Rate Demand Bond


See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999 (UNAUDITED)




ASSETS:
Total investments in
securities, at amortized
cost and value                                   $ 4,965,764,583
Receivable for shares sold                             9,879,756
Income receivable                                     33,923,761
TOTAL ASSETS                                       5,009,568,100
LIABILITIES:
Payable for investments

purchased                      $ 198,700,273
Income distribution
payable                           10,215,890
Accrued expenses                   2,166,068
TOTAL LIABILITIES                                   211,082,231
Net assets for
4,798,485,869 shares

outstanding                                     $  4,798,485,869
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$4,798,485,869 /

4,798,485,869 shares

outstanding                                                $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                          $ 125,408,549
EXPENSES:
Investment adviser fee         $ 11,691,193
Administrative personnel
and services fee                  1,763,032
Custodian fees                      153,284
Transfer and dividend
disbursing agent fees and
expenses                          3,923,353
Directors'/Trustees' fees            15,119
Auditing fees                         6,705
Legal fees                           17,589
Portfolio accounting fees            79,094
Distribution services fee         2,338,239
Shareholder services fee          5,845,596
Share registration costs            127,382
Printing and postage                663,820
Insurance premiums                  130,621
Taxes                               200,384
Miscellaneous                         9,220
TOTAL EXPENSES                   26,964,631
Waiver of investment
adviser fee                      (3,481,911)
Net expenses                                         23,482,720
Net investment income                             $ 101,925,829


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                                   SIX MONTHS

                              ENDED

                              (unaudited)             YEAR ENDED
                              NOVEMBER 30,            MAY 31,
                              1999                    1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $    101,925,829       $     183,783,668
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                   (101,925,829)           (183,783,668)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             7,696,485,729          14,914,745,750
Net asset value of shares
issued to shareholders in
payment of distributions
declared                              92,585,927             177,005,053
Cost of shares redeemed           (7,719,034,153)        (14,111,336,402)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                          70,037,503             980,414,401
Change in net assets                  70,037,503             980,414,401
NET ASSETS:
Beginning of period                4,728,448,366           3,748,033,965
End of period                   $  4,798,485,869       $   4,728,448,366


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                           SIX MONTHS
                                           ENDED
                                           (unaudited)
                                           NOVEMBER 30,                  YEAR ENDED
MAY 31,

                                           1999          1999          1998
1997          1996          1995
NET ASSET VALUE, BEGINNING
OF PERIOD                                   $  1.00      $  1.00       $  1.00
$  1.00       $  1.00       $  1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                          0.02         0.04
0.05          0.05          0.05          0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.02)       (0.04)
(0.05)        (0.05)        (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD              $  1.00      $  1.00       $  1.00
$  1.00       $  1.00       $  1.00
TOTAL RETURN 1                                 2.20%        4.46%
4.83%         4.64%         4.90%         4.60%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       1.00% 2      1.00%
1.00%         0.99%         0.99%         0.99%
Net investment income                          4.36% 2      4.36%
4.73%         4.55%         4.78%         4.57%
Expense waiver/reimbursement 3                 0.25% 2      0.16%
0.18%         0.20%         0.38%         0.20%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $4,798,486   $4,728,448     $3,748,034
$2,363,382    $1,539,235    $1,027,083


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

The Fund, along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income if any are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transaction exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 1999, there were 12,500,000,000 shares ($0.001 par value per share) authorized. Transactions in capital stock were as follows:




                              SIX MONTHS         YEAR
                              ENDED              ENDED
                              NOVEMBER 30,       MAY 31,
                              1999               1999
Shares sold                    7,696,485,729      14,914,745,750
Shares issued to
shareholders in payment of
distributions declared            92,585,927         177,005,053
Shares redeemed               (7,719,034,153)    (14,111,336,402)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS                70,037,503         980,414,401


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 for each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Prime Cash Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOVEMBER 30, 1999

 [Graphic]
 Federated

 Prime Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/00)

 [Graphic]








SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six- month period ended November 30, 1999. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Treasury Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefited from the fund's daily liquidity and stability of principal. 1

At the end of the reporting period, most of the fund's $949 million portfolio was invested in repurchase agreements backed by U.S. government securities, because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets were invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series as a convenient way to help your ready cash earn daily income through the relative safety of U.S. Treasury money market obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

[Graphic]

Richard B. Fisher

President

January 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's and Aaa by Moody's Investors Service. 1

The Federal Reserve Board (the "Fed") tightened monetary policy on three separate occasions over the semi-annual reporting period, bringing the Federal funds target level 75 basis points higher to its present level of 5.50%. The three 25 basis point policy adjustments completely removed the degree of liquidity that the Fed had infused into the fixed income markets at the height of the global economic crisis in the fourth quarter of 1998. Vigorous economic growth spurred onward by robust consumer spending forced the Fed's hand in spite of generally well-contained inflationary pressures.

Short-term interest rates rose steadily over the reporting period. By the time of the first 25 basis point tightening at the end of June, the front end of the yield curve had fully anticipated the action to be taken by the Fed, a pattern that repeated itself for the subsequent moves in mid- August and mid-November. Overall, the yield on the one year Treasury bill, which began the reporting period in June at 5.00%, rose to 5.70% by the end of the reporting period in November. After the Fed's mid-November move, the market correctly interpreted that the Fed would be on the sidelines for the remainder of the year, in order to avoid additional uncertainty ahead of the century date change at the end of the year.

The fund maintained a 40- to 50-day average maturity target range over the reporting period, moving within that range according to relative value opportunities. The tendency of the market to anticipate the policy changes from the Fed allowed us to continue to maintain our maturity stance in spite of the expectation of rising interest rates. The fund's structure remained barbelled, combining a significant portion in repurchase agreements with purchases of securities with 6 to 13 month maturities. Toward the end of the reporting period, with the Fed temporarily on hold and expectations of lower short-term interest rates-particularly on repurchase agreements-as a result of Y2K, we reduced our overnight repurchase agreement position in favor of term repurchase agreements with longer maturities.

Looking forward, with the aftermath from Y2K being relatively minor and fourth quarter gross domestic product growth expected to have exceeded 5.0%, we expect the Fed to resume its tightening trend in the first quarter of 2000.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings to not remove market risks and are subject to change.

Last Meeting of Shareholders

A Special Meeting of Shareholders of Government Cash Series, Municipal Cash Series, Prime Cash Series and Treasury Cash Series (the "Funds"), portfolios of Cash Trust Series, Inc. (the "Company"), was held on June 30, 1999. On April 15, 1999, the record date for shareholders voting at the meeting, there were 6,707,649,226 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Directors: 1




                                             WITHHELD
                                             AUTHORITY

                             FOR             TO VOTE
John F. Cunningham           3,398,127,366   55,199,222
Charles F. Mansfield, Jr.    3,397,749,699   55,531,889
John S. Walsh                3,158,305,184   55,607,234


1 The following Directors continued their terms as Directors: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis,
J. Christopher Donahue, Lawrence D. Ellis, M.D., Peter E. Madden, John E. Murray, Jr., J.D., S.J.D., and Marjorie P. Smuts.

AGENDA ITEM 2

To ratify the selection of Deloitte and Touche LLP as the Funds' independent auditors.




FOR             AGAINST      ABSTENTIONS
3,383,325,530   23,014,450   46,986,608


The meeting was adjourned to September 10, 1999, where all items were approved as follows:

AGENDA ITEM 3

To make changes to the Funds' fundamental investment policies:

(a) To amend the Funds' fundamental investment policies regarding diversification (Government Cash Series and Treasury Cash Series only).

GOVERNMENT CASH SERIES




FOR           AGAINST      ABSTENTIONS
291,983,396   12,529,883   49,367,162


TREASURY CASH SERIES




FOR           AGAINST     ABSTENTIONS
499,890,115   9,509,001   164,628,606


(b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities.




FOR             AGAINST       ABSTENTIONS
2,746,900,274   122,202,243   583,296,862


(c) To amend the Funds' fundamental investment policies regarding investments in real estate (Government Cash Series, Municipal Cash Series and Prime Cash Series only).

GOVERNMENT CASH SERIES




FOR           AGAINST      ABSTENTIONS
290,710,542   13,827,306   49,342,592


MUNICIPAL CASH SERIES




FOR           AGAINST      ABSTENTIONS
225,556,983   12,897,647   34,394,134


PRIME CASH SERIES




FOR             AGAINST   ABSTENTIONS
1,724,125,798             92,073,775


(d) To amend the Funds' fundamental investment policies regarding investments in commodities.




FOR             AGAINST       ABSTENTIONS
2,721,156,403   150,142,468   581,100,505


(e) To amend the Funds' fundamental investment policies regarding underwriting securities.




FOR             AGAINST       ABSTENTIONS
2,751,300,353   119,291,072   581,807,953


(f) To amend the Funds' fundamental investment policies regarding lending by the funds.




FOR             AGAINST       ABSTENTIONS
2,729,753,612   141,234,182   581,411,584


(g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry.




FOR             AGAINST       ABSTENTIONS
2,247,267,965   113,674,026   417,420,664


(h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin.




FOR             AGAINST       ABSTENTIONS
2,710,166,597   162,331,238   579,901,543


(i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets.




FOR             AGAINST       ABSTENTIONS
2,678,032,092   160,004,528   614,362,758


(j) To make non-fundamental the Fund's fundamental investment policies on investing in restricted securities (Treasury Cash Series only).




FOR             AGAINST       ABSTENTIONS
2,689,003,085   151,258,087   612,108,206


AGENDA ITEM 4

To eliminate the Funds' fundamental investment policies on selling securities short.




FOR             AGAINST       ABSTENTIONS
2,689,033,085   151,258,087   612,108,206


AGENDA ITEM 5

To approve amendments to the Company's Articles of Incorporation to permit the Board of Directors to liquidate assets of a series of a class without seeking shareholder approval to the extent permitted under Maryland law.




FOR             AGAINST       ABSTENTIONS
2,730,900,116   142,981,330   578,517,932


Portfolio of Investments

NOVEMBER 30, 1999 (UNAUDITED)




PRINCIPAL

AMOUNT                                      VALUE
                  SHORT-TERM U.S. TREASURY
                  OBLIGATIONS-25.0%
                1 U.S. TREASURY BILLS-0.7%
  $   7,000,000   4.470%-5.210%, 3/30/2000-
                  11/9/2000                       $   6,756,162
                  U.S. TREASURY NOTES-24.3%
    230,550,000   4.000%-7.750%, 12/31/1999-
                  10/31/2000                        230,797,433
                  TOTAL SHORT-TERM
                  U.S. TREASURY OBLIGATIONS         237,553,595
                  REPURCHASE AGREEMENTS-
                  74.7% 2
     45,000,000   ABN AMRO, Inc., 5.670%,
                  dated 11/30/1999, due
                  12/1/1999                          45,000,000
     45,000,000   Banc One Capital Markets,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                      45,000,000
     45,000,000   Barclays de Zoete Wedd
                  Securities, Inc., 5.700%,
                  dated 11/30/1999, due
                  12/1/1999                          45,000,000
     45,000,000   Bear, Stearns and Co.,
                  5.690%, dated 11/30/1999,
                  due 12/1/1999                      45,000,000
     45,000,000   CIBC Wood Gundy Securities
                  Corp., 5.680%, dated

                  11/30/1999, due 12/1/1999          45,000,000
     31,000,000 3 Credit Suisse First
                  Boston, Inc., 5.430%,
                  dated 11/18/1999, due
                  1/18/2000                          31,000,000
     46,300,000   Deutsche Bank Financial,
                  Inc., 5.680%, dated

                  11/30/1999, due 12/1/1999          46,300,000
     45,000,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                      45,000,000
     45,000,000   Greenwich Capital Markets,
                  Inc., 5.690%, dated

                  11/30/1999, due 12/1/1999          45,000,000
     34,000,000 3 Lehman Brothers, Inc.,
                  5.430%, dated 11/19/1999,
                  due 1/18/2000                      34,000,000
     45,000,000   Salomon Brothers, Inc.,
                  5.700%, dated 11/30/1999,
                  due 12/1/1999                      45,000,000
     45,000,000   Societe Generale
                  Securities Corp., 5.680%,
                  dated 11/30/1999, due
                  12/1/1999                          45,000,000
     45,000,000   Toronto Dominion
                  Securities (USA) Inc.,
                  5.680%, dated 11/30/1999,
                  due 12/1/1999                      45,000,000
     14,000,000 3 Warburg Dillon Reed LLC,
                  5.340%, dated 8/18/1999,
                  due 2/14/2000                      14,000,000
     16,000,000 3 Warburg Dillon Reed LLC,
                  5.450%, dated 11/22/1999,
                  due 1/24/2000                      16,000,000
     30,000,000 3 Warburg Dillon Reed LLC,
                  5.460%, dated 11/17/1999,
                  due 1/18/2000                      30,000,000
     45,000,000   Warburg Dillon Reed LLC,
                  5.690%, dated 11/30/1999,
                  due 12/1/1999                      45,000,000
     45,000,000   Westdeutsche Landesbank
                  Girozentrale, 5.670%,
                  dated 11/30/1999, due
                  12/1/1999                          45,000,000
                  TOTAL REPURCHASE
                  AGREEMENTS                        711,300,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4           $     948,853,595


1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($951,393,689) at November 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1999 (UNAUDITED)




ASSETS:
Investments in repurchase
agreements                      $ 711,300,000
Investments in securities         237,553,595
Total investments in
securities, at amortized
cost and value                                    $ 948,853,595
Received for shares sold                              2,227,964
Income receivable                                     3,251,662
TOTAL ASSETS                                        954,333,221
LIABILITIES:
Income distribution

payable                             2,570,393
Accrued expenses                      369,139
TOTAL LIABILITIES                                     2,939,532
Net assets for 951,393,689
shares outstanding                                $ 951,393,689
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$951,393,689 / 951,393,689 shares outstanding             $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)




INVESTMENT INCOME:
Interest                                         $ 24,920,692
EXPENSES:
Investment adviser fee         $ 2,452,291
Administrative personnel
and services fee                   369,805
Custodian fees                      42,913
Transfer and dividend
disbursing agent fees and
expenses                           392,750
Directors'/Trustees' fees            4,900
Auditing fees                        6,520
Legal fees                           3,641
Portfolio accounting fees           63,944
Distribution services fee          490,458
Shareholder services fee         1,226,146
Share registration costs            15,586
Printing and postage                36,070
Insurance premiums                   1,563
Taxes                               38,306
Miscellaneous                        7,004
TOTAL EXPENSES                   5,151,897
WAIVER:
Waiver of investment

adviser fee                       (225,735)
Net expenses                                        4,926,162
Net investment income                            $ 19,994,530


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




                             SIX MONTHS
                                      ENDED

                            (unaudited)                YEAR ENDED
                           NOVEMBER 30,                    MAY 31,
                                   1999                       1999
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:

Net investment income           $     19,994,530       $     39,647,864
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net

investment income                    (19,994,530)           (39,647,864)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             2,250,961,608          3,989,765,831
Net asset value of shares
issued to shareholders in
payment of
distributions declared                15,921,147             35,074,368
Cost of shares redeemed           (2,285,081,257)        (3,876,732,235)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                         (18,198,502)           148,107,964
Change in net assets                 (18,198,502)           148,107,964
NET ASSETS:
Beginning of period                  969,592,191            821,484,227
End of period                   $    951,393,689       $    969,592,191


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                             SIX MONTHS
                                                  ENDED
                                            (unaudited)
                                           NOVEMBER 30,                      YEAR
ENDED MAY 31,
                                                   1999      1999       1998
1997        1996        1995
NET ASSET VALUE, BEGINNING
OF PERIOD                                   $1.00            $1.00      $1.00
$1.00       $1.00       $1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                        0.02             0.04       0.05
0.04        0.05        0.04
LESS DISTRIBUTIONS:
Distributions from net investment income    (0.02)           (0.04)     (0.05)
(0.04)      (0.05)      (0.04)
NET ASSET VALUE, END OF PERIOD              $1.00            $1.00      $1.00
$1.00       $1.00       $1.00
TOTAL RETURN 1                               2.06%            4.21%      4.70%
4.50%       4.83%       4.34%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                     1.00% 2         1.00%       1.00%
0.99%       0.99%       0.99%
Net investment income                        4.08% 2         4.11%       4.60%
4.41%       4.70%       4.26%
Expense waiver/reimbursement  3              0.05% 2         0.07%       0.24%
0.03%       0.29%       0.08%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $951,394        $969,592    $821,484
$771,164 1  $593,730      $424,091


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliate investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions on the failure of counterparties to perform under the contract.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At November 30, 1999, there was 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1999, capital paid-in aggregated $951,393,689. Transactions in capital stock were as follows:




                                   SIX MONTHS

                                       ENDED
                                 (unaudited)         YEAR ENDED
                                NOVEMBER 30,            MAY 31,
                                        1999               1999
Shares sold                    2,250,961,608      3,989,765,831
Shares issued to
shareholders in payment of
distributions declared            15,921,147         35,074,368
Shares redeemed               (2,285,081,257)    (3,876,732,235)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS               (18,198,502)       148,107,964


INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Treasury Cash Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOVEMBER 30, 1999

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 Federated

 Treasury Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/00)

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